Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Summary of Amounts Recognized for Assets and Liabilities Acquired
The following table summarizes the amounts recorded for assets and liabilities recognized at their estimated fair values at December 29, 2020:

Disposal of investment	$(239)

Cash	$98
Non-cash working capital	20
Fixed assets	211
Operating lease right-of-use assets	25
Intangibles assets, net	4
Deferred tax assets	66
Other assets	1
Long-term debt	(62)
Deferred tax liabilities	(2)

361
Non-controlling interests recognized in equity	(122)

$239